Financial Information of Parent Company - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / $	Dec. 31, 2016 USD ($) ¥ / $	Dec. 31, 2015 CNY (¥) ¥ / $	Dec. 31, 2014 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Exchange rates used to translate amounts from RMB to US$	6.943	6.943
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividend paid	¥ 0	$ 0	¥ 0	¥ 0
Exchange rates used to translate amounts from RMB to US$	6.9430	6.9430	6.9430
Parent Company | Minimum
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percent of consolidated net assets	25.00%	25.00%